Quarterly Holdings Report
for

Fidelity® Small Cap Value Fund

April 30, 2020

SCV-QTLY-0620
1.815774.115

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 2.7%
Lear Corp.	156,500	$15,282,225
Standard Motor Products, Inc.	658,146	26,779,961
		42,062,186
Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations, Inc. (a)	844,400	17,394,640
Household Durables - 3.7%
KB Home	1,193,500	31,317,440
TRI Pointe Homes, Inc. (a)	2,216,300	25,443,124
		56,760,564
Leisure Products - 1.0%
BRP, Inc.	526,900	15,769,714
Specialty Retail - 1.3%
Williams-Sonoma, Inc. (b)	330,600	20,444,304
Textiles, Apparel & Luxury Goods - 1.3%
Tapestry, Inc.	1,283,000	19,091,040

TOTAL CONSUMER DISCRETIONARY		171,522,448

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	323,800	8,519,178
U.S. Foods Holding Corp. (a)	659,100	14,170,650
		22,689,828
Food Products - 0.8%
Nomad Foods Ltd. (a)	583,600	12,027,996

TOTAL CONSUMER STAPLES		34,717,824

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Brigham Minerals, Inc. Class A	425,684	5,487,067
Cabot Oil & Gas Corp.	221,900	4,797,478
Euronav NV	692,500	7,402,825
Noble Energy, Inc.	1,210,800	11,877,948
WPX Energy, Inc. (a)	2,360,400	14,469,252
		44,034,570
FINANCIALS - 30.6%
Banks - 12.7%
BOK Financial Corp.	86,401	4,474,708
Camden National Corp.	241,430	7,906,833
Citizens Financial Group, Inc.	847,800	18,982,242
Comerica, Inc.	439,300	15,313,998
Cullen/Frost Bankers, Inc. (b)	456,000	32,768,160
First Citizens Bancshares, Inc.	37,324	14,257,768
Popular, Inc.	269,100	10,384,569
Signature Bank (b)	212,050	22,727,519
Synovus Financial Corp.	1,141,300	23,978,713
The Bank of NT Butterfield & Son Ltd.	437,164	9,621,980
Trico Bancshares	897,131	27,021,586
United Community Bank, Inc.	473,773	10,017,930
		197,456,006
Capital Markets - 5.8%
Affiliated Managers Group, Inc.	130,900	9,157,764
AllianceBernstein Holding LP	1,073,800	25,148,396
BrightSphere Investment Group, Inc.	2,471,999	18,317,513
Lazard Ltd. Class A (b)	1,076,400	29,601,000
LPL Financial	118,600	7,142,092
		89,366,765
Consumer Finance - 0.9%
Encore Capital Group, Inc. (a)(b)	549,000	14,263,020
Diversified Financial Services - 1.7%
Cannae Holdings, Inc. (a)	317,500	10,017,125
ECN Capital Corp.	5,652,051	16,039,083
		26,056,208
Insurance - 8.2%
Axis Capital Holdings Ltd.	673,000	24,631,800
Enstar Group Ltd. (a)	187,496	27,115,672
First American Financial Corp.	664,175	30,631,751
Old Republic International Corp.	1,763,000	28,119,850
Primerica, Inc.	165,700	17,217,887
		127,716,960
Thrifts & Mortgage Finance - 1.3%
WSFS Financial Corp.	675,262	19,704,145

TOTAL FINANCIALS		474,563,104

HEALTH CARE - 6.1%
Health Care Providers & Services - 3.0%
Molina Healthcare, Inc. (a)	47,700	7,821,369
Premier, Inc. (a)	746,977	24,769,757
Universal Health Services, Inc. Class B	123,200	13,021,008
		45,612,134
Health Care Technology - 1.7%
Cegedim SA (a)	895,797	26,897,460
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	192,300	21,201,075

TOTAL HEALTH CARE		93,710,669

INDUSTRIALS - 14.5%
Aerospace & Defense - 0.4%
Moog, Inc. Class A	139,400	6,897,512
Airlines - 1.3%
SkyWest, Inc.	666,628	20,632,137
Construction & Engineering - 3.0%
AECOM (a)	877,900	31,832,654
Argan, Inc. (b)	372,602	13,987,479
		45,820,133
Electrical Equipment - 2.1%
Regal Beloit Corp.	452,668	32,143,955
Machinery - 3.2%
Luxfer Holdings PLC sponsored	1,191,600	16,170,012
SPX Flow, Inc. (a)	1,035,900	33,739,263
		49,909,275
Road & Rail - 3.3%
Knight-Swift Transportation Holdings, Inc. Class A (b)	572,500	21,285,550
Schneider National, Inc. Class B	1,356,500	29,720,915
		51,006,465
Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	653,700	18,382,044

TOTAL INDUSTRIALS		224,791,521

INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	690,900	7,606,809
Electronic Equipment & Components - 6.6%
Avnet, Inc.	311,500	9,351,230
Insight Enterprises, Inc. (a)	254,400	13,811,376
Jabil, Inc.	797,700	22,686,588
SYNNEX Corp.	331,860	29,057,662
TTM Technologies, Inc. (a)(b)	2,297,600	26,629,184
		101,536,040
IT Services - 4.7%
Computer Services, Inc.	274,331	11,727,650
Conduent, Inc. (a)	3,912,300	9,858,996
Perspecta, Inc.	1,697,400	36,612,915
Unisys Corp. (a)(b)	1,124,900	14,162,491
		72,362,052
Semiconductors & Semiconductor Equipment - 0.6%
Kulicke & Soffa Industries, Inc.	406,100	9,734,217
Software - 2.3%
j2 Global, Inc.	187,200	15,095,808
TiVo Corp.	2,950,500	20,742,015
		35,837,823

TOTAL INFORMATION TECHNOLOGY		227,076,941

MATERIALS - 4.9%
Chemicals - 3.4%
Olin Corp.	622,776	8,314,060
Valvoline, Inc.	1,720,100	29,568,519
Westlake Chemical Corp. (b)	348,000	15,120,600
		53,003,179
Containers & Packaging - 1.5%
Ardagh Group SA	1,818,355	22,620,336

TOTAL MATERIALS		75,623,515

REAL ESTATE - 9.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Corporate Office Properties Trust (SBI)	722,800	19,096,376
Equity Commonwealth	185,400	6,294,330
Lexington Corporate Properties Trust	3,250,079	33,963,326
Potlatch Corp.	777,000	27,280,470
RLJ Lodging Trust	2,102,400	19,531,296
		106,165,798
Real Estate Management & Development - 3.0%
Cushman & Wakefield PLC (a)	423,200	5,150,344
DIC Asset AG	2,221,200	29,403,952
Jones Lang LaSalle, Inc.	110,800	11,698,264
		46,252,560

TOTAL REAL ESTATE		152,418,358

UTILITIES - 3.4%
Electric Utilities - 0.8%
Portland General Electric Co.	259,500	12,142,005
Gas Utilities - 2.1%
ONE Gas, Inc. (b)	191,800	15,288,378
Spire, Inc.	251,900	18,378,624
		33,667,002
Multi-Utilities - 0.5%
MDU Resources Group, Inc.	333,000	7,479,180

TOTAL UTILITIES		53,288,187

TOTAL COMMON STOCKS
(Cost $1,597,666,438)		1,551,747,137

Money Market Funds - 4.8%
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)
(Cost $74,267,107)	74,259,681	74,267,107
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $1,671,933,545)		1,626,014,244
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(77,039,973)
NET ASSETS - 100%		$1,548,974,271

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$298,128
Fidelity Securities Lending Cash Central Fund	22,954
Total	$321,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Titan Machinery, Inc.	$24,865,352	$983,408	$14,911,091	$--	$(8,386,002)	$(2,551,667)	$--
Total	$24,865,352	$983,408	$14,911,091	$--	$(8,386,002)	$(2,551,667)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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